Share-based Payments - Summary of Share-based Payment Liability (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
LTIP, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 0.5	£ 0.3
DSBS, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.2	0.3
Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.7	0.6
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	2.6	9.1
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	6.1	11.6
Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 8.7	£ 20.7